UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
 (Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.3%
	Common Stocks — 96.3%
	Aerospace & Defense — 1.7%
42	Precision Castparts Corp.	3,321
83	United Technologies Corp.	4,985

		8,306

	Auto Components — 0.7%
228	Gentex Corp.	3,253

	Biotechnology — 5.9%
120	BioMarin Pharmaceutical, Inc. (a)	3,184
108	Celgene Corp. (a)	6,840
253	Gilead Sciences, Inc. (a)	11,523
61	Myriad Genetics, Inc. (a) (c)	3,984
23	United Therapeutics Corp. (a)	2,377

		27,908

	Capital Markets — 6.7%
176	Calamos Asset Management, Inc., Class A	3,153
168	Investment Technology Group, Inc. (a)	5,118
132	Lazard Ltd., Class A (Bermuda)	5,636
311	Och-Ziff Capital Management Group LLC, Class A (c)	3,637
85	State Street Corp.	4,846
78	T. Rowe Price Group, Inc.	4,205
315	TD AMERITRADE Holding Corp. (a)	5,095

		31,690

	Chemicals — 2.0%
49	Monsanto Co.	4,890
185	Rockwood Holdings, Inc. (a)	4,752

		9,642

	Commercial Services & Supplies — 4.4%
296	Corrections Corp. of America (a)	7,353
121	Stericycle, Inc. (a)	7,128
190	Waste Connections, Inc. (a)	6,505

		20,986

	Communications Equipment — 5.8%
313	Cisco Systems, Inc. (a)	7,061
183	CommScope, Inc. (a)	6,347
166	Corning, Inc.	2,598
130	F5 Networks, Inc. (a)	3,042
133	QUALCOMM, Inc.	5,724
39	Research In Motion Ltd., (Canada) (a)	2,629

		27,401

	Computers & Peripherals — 3.7%
53	Apple, Inc. (a)	6,018
161	Hewlett-Packard Co.	7,435
223	NetApp, Inc. (a)	4,073

		17,526

	Construction & Engineering — 0.7%
114	Shaw Group, Inc. (The) (a)	3,512

	Diversified Consumer Services — 1.2%
69	ITT Educational Services, Inc. (a) (c)	5,567

	Diversified Financial Services — 2.8%
192	Interactive Brokers Group, Inc., Class A (a)	4,246
61	IntercontinentalExchange, Inc. (a)	4,881
169	MSCI, Inc., Class A (a)	4,056

		13,183

	Diversified Telecommunication Services — 1.2%
534	tw telecom, inc. (a)	5,547

	Electrical Equipment — 3.8%
24	First Solar, Inc. (a) (c)	4,439
64	General Cable Corp. (a)	2,282
219	GT Solar International, Inc. (a)	2,376
154	Roper Industries, Inc.	8,795

		17,892

	Electronic Equipment, Instruments & Components — 4.0%
234	Amphenol Corp., Class A	9,377
116	Dolby Laboratories, Inc., Class A (a)	4,096
147	Flir Systems, Inc. (a)	5,640

		19,113

	Energy Equipment & Services — 3.9%
160	Cameron International Corp. (a)	6,154
106	Helmerich & Payne, Inc.	4,569
93	Oceaneering International, Inc. (a)	4,964
148	ShawCor Ltd., Class A (Canada)	2,974

		18,661

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Equipment & Supplies — 2.8%
132	Dentsply International, Inc.	4,941
253	Hologic, Inc. (a)	4,887
113	Meridian Bioscience, Inc.	3,290

		13,118

	Health Care Providers & Services — 4.7%
165	Aetna, Inc.	5,951
216	Gentiva Health Services, Inc. (a)	5,805
117	Humana, Inc. (a)	4,833
202	VCA Antech, Inc. (a)	5,938

		22,527

	Health Care Technology — 1.6%
116	Cerner Corp. (a) (c)	5,178
186	Omnicell, Inc. (a)	2,447

		7,625

	Hotels, Restaurants & Leisure — 0.6%
54	Panera Bread Co., Class A (a) (c)	2,764

	Industrial Conglomerates — 0.4%
78	McDermott International, Inc. (a)	2,001

	Insurance — 2.8%
85	ACE Ltd., (Switzerland)	4,623
80	AON Corp.	3,574
187	HCC Insurance Holdings, Inc.	5,041

		13,238

	Internet & Catalog Retail — 1.6%
102	Amazon.com, Inc. (a)	7,443

	Internet Software & Services — 2.0%
138	Akamai Technologies, Inc. (a) (c)	2,398
18	Google, Inc., Class A (a)	7,169

		9,567

	IT Services — 1.1%
29	MasterCard, Inc., Class A (c)	5,214

	Leisure Equipment & Products — 1.1%
279	Mattel, Inc.	5,024

	Life Sciences Tools & Services —3.0%
183	Icon plc, (Ireland), ADR (a)	7,007
177	Illumina, Inc. (a)	7,158

		14,165

	Machinery — 1.9%
69	Bucyrus International, Inc.	3,101
79	Kaydon Corp.	3,564
49	Wabtec Corp.	2,515

		9,180

	Media — 2.5%
152	John Wiley & Sons, Inc., Class A	6,152
188	Walt Disney Co. (The)	5,767

		11,919

	Metals & Mining — 0.4%
70	Century Aluminum Co. (a)	1,924

	Multiline Retail — 1.0%
105	Kohl’s Corp. (a)	4,843

	Oil, Gas & Consumable Fuels — 4.0%
221	Forest Oil Corp. (a)	10,982
269	Southwestern Energy Co. (a)	8,203

		19,185

	Pharmaceuticals — 4.3%
240	Abbott Laboratories	13,808
149	Teva Pharmaceutical Industries Ltd., (Israel), ADR (c)	6,813

		20,621

	Professional Services — 1.1%
72	FTI Consulting, Inc. (a)	5,201

	Road & Rail — 1.2%
164	J.B. Hunt Transport Services, Inc.	5,473

	Semiconductors & Semiconductor Equipment — 0.4%
67	MEMC Electronic Materials, Inc. (a)	1,899

	Software — 7.2%
418	Activision Blizzard, Inc. (a)	6,454
131	ANSYS, Inc. (a)	4,961
95	Electronic Arts, Inc. (a)	3,510
425	Microsoft Corp.	11,354
192	Nuance Communications, Inc. (a)	2,338
282	Oracle Corp. (a)	5,734

		34,351

	Specialty Retail — 2.1%
342	Foot Locker, Inc.	5,525

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Specialty Retail — Continued
70	PetSmart, Inc.	1,730
89	Urban Outfitters, Inc. (a)	2,824

		10,079

	Total Long-Term Investments (Cost $500,956)	457,548

SHARES

	Short-Term Investment — 3.7%
	Investment Company — 3.7%
17,756	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $17,756)	17,756

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 6.4%
	Investment Company — 6.4%
30,343	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $30,343)	30,343

	Total Investments — 106.4% (Cost $549,055)	505,647

	Liabilities in Excess of Other Assets — (6.4)%	(30,308)

	NET ASSETS — 100.0%	$475,339

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,177
Aggregate gross unrealized depreciation	(57,585)

Net unrealized appreciation/depreciation	($43,408)

Federal income tax cost of investments	$549,055

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Growth Advantage Fund
Level 1	$ 505,647	$ -
Level 2	-	-
Level 3	-	-
Total	$ 505,647	$ -

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

By:

/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

November 26, 2008